Accounting Standards	12 Months Ended
Dec. 31, 2022
Accounting Standards
Accounting Standards

3. Accounting Standards

3.1Initial application of financial reporting standards issued by the IASB

The following amendments to standards and interpretations are mandatory from January 1, 2022:

A. Reference to the Conceptual Framework (Amendments to IFRS 3)

The amendments update IFRS 3 so that references are now to the current 2018 financial reporting framework. The amendments also include a requirement for an acquirer to apply IAS 37 to obligations that are within the scope of IAS 37 to determine whether a present obligation exists at the acquisition date as a result of past events. Finally, the amendments add an explicit clarification that an acquirer shall not recognize contingent assets acquired in a business combination.

B. Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)

The amendments to IAS 16 now explicitly prohibit the deduction of potential net proceeds from the cost of an item of property, plant and equipment. The requirements of IAS 2 apply to the measurement of production costs. The amendments now clarify that test runs are used to assess whether the technical or physical performance of the asset is such that it can be used for the production or supply of goods or services, for rental to third parties or for administrative purposes. Furthermore, additional disclosures are now required in the notes on the income and costs recognized in profit or loss from the disposal of goods produced as part of test runs that are not incurred in the ordinary course of the entity’s activities. The respective amounts must be disclosed and, in addition, the items in which they are included. This is only not required if they are disclosed separately in the statement of comprehensive income. The amended requirements shall be applied retrospectively only to property, plant and equipment placed in the location or condition intended by management on or after the beginning of the earliest comparative period to the reporting period in which the amendments are first applied. An entity shall recognize the cumulative effect of initial application in retained earnings (or another appropriate component of equity) in the opening balance sheet of the earliest comparative period presented. There was no impact to prior years as a result of adoption of this standard.

C. Onerous contracts - Cost of Fulfilling a Contract (Amendments to IAS 37)

The amendments to IAS 37 specify the scope of performance costs for onerous contracts. The amendments are to be applied to contracts for which not all obligations have been settled at the effective date. The comparative information is not to be restated; instead, the cumulative effect of initial application is to be recognized in retained earnings (or another appropriate equity item) in the opening balance sheet.

The amendments to IAS 37 apply prospectively to contracts existing at the date of initial application of the amendments. The Group has analyzed all contracts existing at January 1, 2022 and determined that no contract would be classified as onerous using the amended accounting policy.

D. Annual Improvements to IFRS Standards 2018–2020

The IASB issued Annual Improvements to IFRS 2018-2020 on May 14, 2020, amending the following standards:

●	IFRS 1 First-time Adoption of International Financial Reporting Standards with specific guidance on accounting for subsidiaries.
●	IFRS 9 Financial Instruments with amendments to the “10 % test” with regard to the derecognition of financial liabilities. In the “10 % test”, an entity only takes into account fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on behalf of the other.
●	IFRS 16 with clarifications on accounting for lease incentives.
●	IAS 41 Agriculture.

The first-time application of all amendments to the above IFRS standards mentioned under A.-D. had no material impact on the Group’s accounting policies.

3.2Standards issued but not yet effective

A. Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

The IASB issued a narrow amendment to IAS 1 to clarify that the classification of liabilities as current or non-current is based on the rights that the entity has at the reporting date. The first-time application of these amendments is not expected to result in any significant changes in accounting policies.

B. Disclosure of Accounting Policies (Amendments to IAS 1)

In February 2021, the IASB issued further amendments to IAS 1. The amendments to IAS 1 clarify that only “significant” and company-specific accounting policies are to be presented in the notes and that standardized explanations do not have to be provided. The first-time application of these amendments is not expected to result in any significant changes in accounting policies.

C. Definition of Accounting Estimate (Amendments to IAS 8)

In February 2021, the IASB issued further amendments to IAS 8. The amendment to IAS 8 relates to the definition of accounting estimates and clarifies how entities can better distinguish changes in accounting policies from changes in accounting estimates. The first-time application of these amendments is not expected to result in any significant changes in accounting policies.

D. Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

In May 2021, the IASB issued amendments to IAS 12, Income Taxes (“IAS 12”). The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences – e.g. leases and decommissioning liabilities. The amendments apply for annual reporting periods beginning on or after January 1, 2023. For leases and decommissioning liabilities, the associated deferred tax asset and liabilities will need to be recognised from the beginning of the earliest comparative period presented, with any cumulative effect recognised as an adjustment to retained earnings or other components of equity at that date. For all other transactions, the amendments apply to transactions that occur after the beginning of the earliest period presented.

The amendments are effective for annual periods beginning on or after January 1, 2023. The implementation of the amendments will most likely not have a material impact on the consolidated financial statements. The regulations still require adoption by the EU into European law.

E. IFRS 17 Insurance Contracts and Amendments to IFRS 17 Insurance Contracts: First-time Adoption of IFRS 17 and IFRS 9 - Comparative Information

IFRS 17 aims to increase transparency and reduce diversity in the accounting for insurance contracts. The amendment to IFRS 17 adds a new transition option to IFRS 17 (the “classification overlay”) to reduce operational complexity and one-time accounting mismatches in comparative information between insurance contract liabilities and related financial assets upon initial application of IFRS 17. It enables the presentation of comparative information on financial assets in a way that is more consistent with IFRS 9 Financial Instruments. The first-time application of IFRS 17 and the amendments to IFRS 17 are not expected to result in any significant changes to accounting policies.